STOCKHOLDERS' EQUITY - Reclassifications out of accumulated other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Unrealized gains (losses) on derivatives	$ 0	$ 34
Amounts reclassified into earnings related to derivative instruments, tax expense (benefit)	0	(8)	$ 4
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	0	26	$ (13)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	(2)	(28)
Amortization of prior service benefit	1	1
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax	(1)	(27)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, Tax	0	7
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, after Tax	(1)	(20)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(1)	6
Cost of Product and Services
Unrealized gains (losses) on derivatives	2	36
Interest Expense
Unrealized gains (losses) on derivatives	$ (2)	$ (2)